REVENUE - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 21,712	$ 20,604
External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	21,712	20,604
Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	19,104	18,066
Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,608	2,538
Operating segments | Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	10,715	10,595
Operating segments | Wireless | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	10,603	10,528
Operating segments | Wireless | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	112	67
Operating segments | Wireless | Service revenue | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	8,030	8,041
Operating segments | Wireless | Service revenue | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	112	67
Operating segments | Wireless | Equipment revenue | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,573	2,487
Operating segments | Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,868	7,876
Operating segments | Cable | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,800	7,801
Operating segments | Cable | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	68	75
Operating segments | Cable | Service revenue | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,765	7,750
Operating segments | Cable | Service revenue | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	68	75
Operating segments | Cable | Equipment revenue | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	35	51
Operating segments | Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,288	2,242
Operating segments | Media | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,997	1,973
Operating segments | Media | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	291	269
Corporate items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	354	325
Corporate items | External Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	312	302
Corporate items | Internal Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	42	23
Intercompany eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ (513)	$ (434)